Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Details) - Schedule of Operating Costs, Depreciation and Amortization - Operating Costs, Depreciation and Amortization [Member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Details) - Schedule of Operating Costs, Depreciation and Amortization [Line Items]
Depreciation from fixed assets	€ 15,405	€ 14,954	€ 13,977
Depreciation from right-of-use assets	607	626	664
Professional services	2,549	2,232	1,465
Operating and maintenance services	16,276	13,827	11,193
System operator charges	2,385	6,882	3,046
Insurance	842	649	506
Other	809	81	1,013
Total operating costs	€ 38,873	€ 39,251	€ 31,864

[1]	Reclassified due to discontinued operation - see Note 23.